UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2017

Date of reporting period:	September 30, 2016

Item 1. Schedule of Investments:

Putnam International Value Fund

The fund's portfolio
9/30/16 (Unaudited)

COMMON STOCKS (98.4%)(a)
		Shares	Value

Aerospace and defense (1.0%)

Airbus Group SE (France)		24,596	$1,487,594

			1,487,594
Airlines (1.0%)

Japan Airlines Co., Ltd. (Japan)		50,800	1,495,501

			1,495,501
Automobiles (3.6%)

Fiat Chrysler Automobiles NV (Italy)		224,136	1,422,574

Nissan Motor Co., Ltd. (Japan)		302,200	2,959,320

Yamaha Motor Co., Ltd. (Japan)		56,300	1,139,642

			5,521,536
Banks (15.5%)

Australia & New Zealand Banking Group, Ltd. (Australia)		154,372	3,277,866

Bank of Ireland (Ireland)(NON)		4,339,308	906,668

Danske Bank A/S (Denmark)		45,326	1,322,598

DNB ASA (Norway)		69,868	915,015

ING Groep NV GDR (Netherlands)		385,473	4,758,895

Lloyds Banking Group PLC (United Kingdom)		762,155	538,881

Metro Bank PLC (United Kingdom)(NON)(S)		40,336	1,443,492

Mizuho Financial Group, Inc. (Japan)		727,000	1,214,667

Natixis SA (France)		196,210	914,491

Permanent TSB Group Holdings PLC (Ireland)(NON)		279,726	645,743

Skandinaviska Enskilda Banken AB (Sweden)		117,168	1,177,307

Societe Generale SA (France)		57,290	1,980,899

Sumitomo Mitsui Financial Group, Inc. (Japan)		67,700	2,281,689

Swedbank AB Class A (Sweden)		55,275	1,298,951

Virgin Money Holdings UK PLC (United Kingdom)		306,993	1,238,292

			23,915,454
Beverages (1.2%)

Anheuser-Busch InBev SA/NV (Belgium)		14,255	1,867,156

			1,867,156
Building products (0.8%)

Compagnie De Saint-Gobain (France)		26,962	1,165,170

			1,165,170
Capital markets (1.1%)

Credit Suisse Group AG (Switzerland)		59,002	771,915

UBS Group AG (Switzerland)		70,636	961,929

			1,733,844
Chemicals (2.2%)

Akzo Nobel NV (Netherlands)		23,694	1,604,717

LANXESS AG (Germany)		21,312	1,323,927

Yara International ASA (Norway)		11,941	396,709

			3,325,353
Communications equipment (1.1%)

Nokia OYJ (Finland)		291,565	1,686,449

			1,686,449
Construction and engineering (1.9%)

Vinci SA (France)		37,640	2,880,309

			2,880,309
Construction materials (1.5%)

CRH PLC (Ireland)		38,705	1,294,160

LafargeHolcim, Ltd. (Switzerland)		18,271	987,367

			2,281,527
Diversified financial services (2.0%)

Challenger, Ltd. (Australia)		265,219	2,069,720

Eurazeo SA (France)		18,126	1,051,485

			3,121,205
Diversified telecommunication services (4.8%)

BCE, Inc. (Canada)		28,700	1,325,457

Com Hem Holding AB (Sweden)		87,189	805,950

Nippon Telegraph & Telephone Corp. (Japan)		55,700	2,543,841

Spark New Zealand, Ltd. (New Zealand)		672,935	1,769,557

Telecom Italia SpA RSP (Italy)		1,402,040	951,288

			7,396,093
Electric utilities (1.2%)

SSE PLC (United Kingdom)		94,326	1,917,046

			1,917,046
Electronic equipment, instruments, and components (0.8%)

Murata Manufacturing Co., Ltd. (Japan)		9,800	1,278,253

			1,278,253
Equity real estate investment trusts (REITs) (1.7%)

Hibernia REIT PLC (Ireland)		1,202,237	1,850,229

Japan Hotel REIT Investment Corp (Japan)		870	691,074

Viva Energy REIT (Australia)(NON)		86,434	158,765

			2,700,068
Food and staples retail (0.9%)

Seven & i Holdings Co., Ltd. (Japan)		28,700	1,356,357

			1,356,357
Food products (3.3%)

Barry Callebaut AG (Switzerland)		1,204	1,599,963

Kerry Group PLC Class A (Ireland)		25,455	2,120,595

Orkla ASA (Norway)		127,628	1,318,649

			5,039,207
Hotels, restaurants, and leisure (0.5%)

Dalata Hotel Group PLC (Ireland)(NON)		185,887	856,146

			856,146
Household durables (0.6%)

Panasonic Corp. (Japan)		92,100	921,530

			921,530
Household products (0.7%)

Henkel AG & Co. KGaA (Preference) (Germany)		8,075	1,097,597

			1,097,597
Industrial conglomerates (2.1%)

Siemens AG (Germany)		28,416	3,326,178

			3,326,178
Insurance (7.9%)

Admiral Group PLC (United Kingdom)		25,572	679,144

AIA Group, Ltd. (Hong Kong)		330,400	2,213,717

Allianz SE (Germany)		7,863	1,166,826

AXA SA (France)		100,093	2,129,602

Chubb, Ltd.		15,886	1,996,076

Prudential PLC (United Kingdom)		143,448	2,540,734

SCOR SE (France)		47,200	1,467,121

			12,193,220
Media (2.6%)

Liberty Global PLC Ser. C (United Kingdom)(NON)		36,100	1,192,744

WPP PLC (United Kingdom)		123,014	2,892,324

			4,085,068
Metals and mining (2.2%)

Glencore PLC (United Kingdom)(NON)		311,879	857,599

JFE Holdings, Inc. (Japan)		53,900	785,896

Rio Tinto PLC (United Kingdom)		51,507	1,718,756

			3,362,251
Multi-utilities (1.5%)

RWE AG (Germany)(NON)		13,328	229,596

Veolia Environnement SA (France)		88,215	2,031,473

			2,261,069
Oil, gas, and consumable fuels (6.5%)

EnCana Corp. (Canada)		133,200	1,391,952

Royal Dutch Shell PLC Class A (United Kingdom)		111,439	2,775,350

Royal Dutch Shell PLC Class B (United Kingdom)		63,207	1,636,057

Suncor Energy, Inc. (Canada)		93,300	2,590,027

Total SA (France)		36,172	1,713,527

			10,106,913
Personal products (1.6%)

Shiseido Co., Ltd. (Japan)		30,000	793,343

Unilever NV ADR (Netherlands)		37,851	1,746,505

			2,539,848
Pharmaceuticals (10.1%)

Astellas Pharma, Inc. (Japan)		213,700	3,337,335

AstraZeneca PLC (United Kingdom)		40,493	2,626,348

Bayer AG (Germany)		16,292	1,636,713

Novartis AG (Switzerland)		38,725	3,045,383

Sanofi (France)		64,410	4,894,088

			15,539,867
Real estate management and development (2.1%)

Mitsubishi Estate Co., Ltd. (Japan)		57,000	1,068,595

Mitsui Fudosan Co., Ltd. (Japan)		61,000	1,298,855

Sumitomo Realty & Development Co., Ltd. (Japan)		34,000	880,862

			3,248,312
Road and rail (0.6%)

ComfortDelgro Corp., Ltd. (Singapore)		473,600	980,998

			980,998
Software (1.0%)

Nintendo Co., Ltd. (Japan)		5,800	1,534,716

			1,534,716
Technology hardware, storage, and peripherals (1.3%)

Lenovo Group, Ltd. (China)		1,466,000	978,883

Samsung Electronics Co., Ltd. (South Korea)		711	1,036,245

			2,015,128
Tobacco (3.7%)

Japan Tobacco, Inc. (Japan)		71,000	2,900,709

Philip Morris International, Inc.		28,600	2,780,492

			5,681,201
Trading companies and distributors (3.3%)

ITOCHU Corp. (Japan)		93,200	1,167,513

Mitsubishi Corp. (Japan)		114,100	2,593,602

Wolseley PLC (United Kingdom)		22,583	1,274,750

			5,035,865
Transportation infrastructure (1.8%)

Aena SA (Spain)		12,997	1,917,003

Sumitomo Warehouse Co., Ltd. (The) (Japan)		167,000	888,834

			2,805,837
Wireless telecommunication services (2.7%)

KDDI Corp. (Japan)		32,800	1,009,340

Vodafone Group PLC (United Kingdom)		1,092,340	3,139,616

			4,148,956

Total common stocks (cost $144,715,835)			$151,908,822

SHORT-TERM INVESTMENTS (2.8%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.67%(d)	Shares	1,372,787	$1,372,787

Putnam Short Term Investment Fund 0.51%(AFF)	Shares	2,327,634	2,327,634

State Street Institutional Liquid Reserves Fund Trust Class 0.34%(P)	Shares	250,000	250,000

U.S. Treasury Bills 0.294%, 11/25/16		$140,000	139,966

U.S. Treasury Bills 0.291%, 11/10/16(SEGSF)		39,000	38,992

U.S. Treasury Bills 0.271%, 11/3/16(SEGSF)		151,000	150,974

Total short-term investments (cost $4,280,310)			$4,280,353

TOTAL INVESTMENTS

Total investments (cost $148,996,145)(b)			$156,189,175

FORWARD CURRENCY CONTRACTS at 9/30/16 (aggregate face value $57,987,820) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/19/16	$4,329,667	$4,137,168	$192,499
	British Pound	Buy	12/21/16	2,490,551	2,560,031	(69,480)
	Canadian Dollar	Sell	10/19/16	1,385,518	1,400,119	14,601
	Hong Kong Dollar	Buy	11/16/16	928,072	928,849	(777)
Barclays Bank PLC
	Canadian Dollar	Sell	10/19/16	761,788	772,149	10,361
	Euro	Sell	12/21/16	194,140	192,661	(1,479)
	Hong Kong Dollar	Buy	11/16/16	2,099,931	2,100,544	(613)
	Japanese Yen	Sell	11/16/16	1,024,102	1,020,321	(3,781)
	Swiss Franc	Sell	12/21/16	803,502	793,071	(10,431)
Citibank, N.A.
	British Pound	Buy	12/21/16	3,128,639	3,198,976	(70,337)
	Danish Krone	Sell	12/21/16	148,612	147,544	(1,068)
	Euro	Sell	12/21/16	3,230,139	3,211,912	(18,227)
	Japanese Yen	Buy	11/16/16	1,045,210	1,038,036	7,174
Credit Suisse International
	Australian Dollar	Buy	10/19/16	1,247,454	1,246,667	787
	Australian Dollar	Sell	10/19/16	1,247,454	1,248,805	1,351
	New Zealand Dollar	Sell	10/19/16	257,315	251,756	(5,559)
	Norwegian Krone	Buy	12/21/16	1,018,256	973,002	45,254
	Swedish Krona	Buy	12/21/16	2,169,502	2,167,414	2,088
Goldman Sachs International
	Chinese Yuan	Sell	11/16/16	880,714	884,379	3,665
	Japanese Yen	Buy	11/16/16	3,100,235	3,079,251	20,984
JPMorgan Chase Bank N.A.
	British Pound	Buy	12/21/16	1,647,731	1,693,432	(45,701)
	Canadian Dollar	Sell	10/19/16	351,659	356,522	4,863
	Euro	Sell	12/21/16	37,768	37,489	(279)
	Japanese Yen	Sell	11/16/16	469,633	471,675	2,042
	New Zealand Dollar	Sell	10/19/16	1,217,515	1,191,339	(26,176)
	Norwegian Krone	Sell	12/21/16	1,949,447	1,863,546	(85,901)
	Singapore Dollar	Buy	11/16/16	1,033,118	1,034,684	(1,566)
	South Korean Won	Sell	11/16/16	1,040,924	1,031,065	(9,859)
	Swiss Franc	Sell	12/21/16	2,784,697	2,748,680	(36,017)
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/19/16	2,022,598	1,963,935	58,663
	British Pound	Sell	12/21/16	46,996	48,097	1,101
	Canadian Dollar	Sell	10/19/16	982,708	996,094	13,386
	Euro	Sell	12/21/16	580,277	575,905	(4,372)
	Israeli Shekel	Buy	10/19/16	1,176,224	1,141,363	34,861
	Japanese Yen	Buy	11/16/16	652,754	661,209	(8,455)
	Swedish Krona	Sell	12/21/16	921,759	921,384	(375)
	Swiss Franc	Sell	12/21/16	316,271	312,132	(4,139)
UBS AG
	Australian Dollar	Buy	10/19/16	1,994,977	1,992,237	2,740
	Australian Dollar	Sell	10/19/16	1,994,977	1,936,985	(57,992)
	Canadian Dollar	Sell	10/19/16	1,067,630	1,082,177	14,547
	Euro	Sell	12/21/16	289,180	287,472	(1,708)
	Swiss Franc	Buy	12/21/16	3,710,860	3,663,830	47,030
WestPac Banking Corp.
	Canadian Dollar	Sell	10/19/16	615,498	623,913	8,415

Total						$22,120

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2016 through September 30, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $154,354,468.
(b)	The aggregate identified cost on a tax basis is $149,406,221, resulting in gross unrealized appreciation and depreciation of $22,937,074 and $16,154,120, respectively, or net unrealized appreciation of $6,782,954.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC*	$964,043	$2,923,625	$2,514,881	$—	$1,372,787
	Putnam Short Term Investment Fund**	1,413,513	8,739,383	7,825,262	4,022	2,327,634
	Totals	$2,377,556	$11,663,008	$10,340,143	$4,022	$3,700,421
	* No management fees are charged to Putnam Cash Collateral Pool, LLC.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $1,372,787, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $1,300,909. Certain of these securities were sold prior to the close of the reporting period.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $283,222 to cover certain derivative contracts.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	Japan	22.1%
	United Kingdom	17.1
	France	14.0
	Germany	5.7
	Netherlands	5.2
	Ireland	5.0
	United States	4.8
	Switzerland	4.8
	Australia	3.6
	Canada	3.4
	Sweden	2.1
	Norway	1.7
	Italy	1.5
	Hong Kong	1.4
	Spain	1.2
	Belgium	1.2
	New Zealand	1.1
	Finland	1.1
	Denmark	0.9
	South Korea	0.7
	Singapore	0.6
	China	0.6
	Other	0.2

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $286,995 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $119,984 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$6,363,788	$5,020,492	$—
Consumer staples	12,530,957	5,050,409	—
Energy	10,106,913	—	—
Financials	29,906,064	11,057,659	—
Health care	12,202,532	3,337,335	—
Industrials	12,051,004	7,126,448	—
Information technology	1,686,449	4,828,097	—
Materials	8,183,235	785,896	—
Real estate	2,008,994	3,939,386	—
Telecommunication services	6,222,311	5,322,738	—
Utilities	4,178,115	—	—
Total common stocks	105,440,362	46,468,460	—
Short-term investments	2,577,634	1,702,719	—

Totals by level	$108,017,996	$48,171,179	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$22,120	$—

Totals by level	$—	$22,120	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	486,412	464,292

Total	$486,412	$464,292

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$65,500,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	207,100	10,361	7,174	49,480	24,649	6,905	108,011	64,317	8,415	486,412

	Total Assets	$207,100	$10,361	$7,174	$49,480	$24,649	$6,905	$108,011	$64,317	$8,415	$486,412

	Liabilities:
	Forward currency contracts#	70,257	16,304	89,632	5,559	—	205,499	17,341	59,700	—	464,292

	Total Liabilities	$70,257	$16,304	$89,632	$5,559	$—	$205,499	$17,341	$59,700	$—	$464,292

	Total Financial and Derivative Net Assets	$136,843	$(5,943)	$(82,458)	$43,921	$24,649	$(198,594)	$90,670	$4,617	$8,415	$22,120
	Total collateral received (pledged)##†	$136,843	$—	$—	$—	$—	$(119,984)	$90,670	$—	$—
	Net amount	$—	$(5,943)	$(82,458)	$43,921	$24,649	$(78,610)	$—	$4,617	$8,415

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2016

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: November 28, 2016